VESSELS HELD UNDER CAPITAL LEASE - Outstanding Obligations Under Capital Leases (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Vessels Under Capital Leases [Abstract]
2016 (remaining six months)	$ 13,036
2017	5,944
2018	5,944
2019	5,944
2020	1,791
Thereafter	0
Minimum lease payments	32,659
Less: imputed interest	(2,890)
Present value of obligations under capital leases	$ 29,769